ACQUISITION OF ACTIVE COMMUNICATIONS EUROPE. (''ACS'') (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Net assets acquired			$ 4,109	$ 3,434
Payments to Acquire Businesses, Gross			2,000
Business Combination Fair Value Of Earn Out Consideration		$ 487	2,109		$ 432
Goodwill		36,222	$ 36,222
Business Combination Acquired Core Technology Useful Life			7 years
Business Acquisition Percentage Of Outstanding Shares Acquired			100.00%
Earn Out Payment Description			(a) 20% of ACS Products net revenues (the "ACS Revenues") after the first $2,000 ACS Revenues up to an earn-out payment of $2,000, plus (b) an additional amount of 10% of ACS Revenues after the first $20,000 of ACS Revenues (the "ACS Earn-Out").
Net Income (Loss) Attributable to Parent, Total		16,238	$ 366	$ (86)
Revaluation of Fair Value of Earn Out Consideration [Member]
Net Income (Loss) Attributable to Parent, Total		1,674
Minimum [Member]
Business Combination Customer Relationship Useful Life			5 years
Maximum [Member]
Business Combination Customer Relationship Useful Life			7 years
ACTIVE COMMUNICATIONS EUROPE [Member]
Goodwill			$ 2,473
Business Combination, Deferred Payments Current			500
Business Combination, Deferred Payments Noncurrent			$ 500
Business Acquisition Deferred Payment Expenses		$ 750
ACTIVE COMMUNICATIONS EUROPE [Member] | Subsequent Event [Member]
Payments to Acquire Businesses, Gross	$ 448